Redeemable Preferred Stock (Preferred Shares Outstanding) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Shares Outstanding	228,508
Carrying Value	$ 18.4	$ 18.4
DP&L Series A [Member]
Temporary Equity [Line Items]
Preferred Stock Rate		3.75%
Redemption Price	$ 102
Shares Outstanding	93,280
Carrying Value	7.4	7.4
DP&L Series B [Member]
Temporary Equity [Line Items]
Preferred Stock Rate		3.75%
Redemption Price	$ 103
Shares Outstanding	69,398
Carrying Value	5.6	5.6
DP&L Series C [Member]
Temporary Equity [Line Items]
Preferred Stock Rate		3.90%
Redemption Price	$ 101
Shares Outstanding	65,830
Carrying Value	$ 5.4	$ 5.4